Accounts Receivable, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 28, 2026
Accounts Receivable, Net (Details) [Line Items]
Reversed credit losses	$ 3,695	$ 1,314	$ (4,112)
Subsequent Event [Member]
Accounts Receivable, Net (Details) [Line Items]
Percentage of accounts receivable balance outstanding				58.10%